SCHWAB STRATEGIC TRUST

(Trust)

Schwab® U.S. TIPS ETF

Schwab® Short-Term U.S. Treasury ETF

Schwab® Intermediate-Term U.S. Treasury ETF

Schwab® U.S. Aggregate Bond ETF

(each, a fund and collectively, the funds)

Supplement dated September 27, 2019 to each fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

At a meeting held on September 24, 2019, the Board of Trustees of the Trust approved changes to the funds’ investment objectives, which are non-fundamental. These changes, which are summarized below, will be effective on or about April 28, 2020. Please note that no shareholder action is required and these changes will not affect the management of each fund’s portfolio.

1.	Schwab U.S. TIPS ETF

a.     Summary Prospectus and Statutory Prospectus — Under the fund’s “Investment Objective” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.

b.     Statutory Prospectus — Under “Investment Objective” for the fund in the “Fund Details — Investment Objectives and More About Principal Risks” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.

c.     SAI — Under “Investment Objectives” in the “Investment Objectives, Strategies, Risks and Limitations” section: The second paragraph is deleted and replaced in its entirety with the following:

The Schwab U.S. TIPS ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.

2.	Schwab Short-Term U.S. Treasury ETF

a.     Summary Prospectus and Statutory Prospectus — Under the fund’s “Investment Objective” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. Treasury bond market.

b.     Statutory Prospectus — Under “Investment Objective” for the fund in the “Fund Details — Investment Objectives and More About Principal Risks” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. Treasury bond market. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.

c.     SAI — Under “Investment Objectives” in the “Investment Objectives, Strategies, Risks and Limitations” section: The third paragraph is deleted and replaced in its entirety with the following:

The Schwab Short-Term U.S. Treasury ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. Treasury bond market.

3.	Schwab Intermediate-Term U.S. Treasury ETF

a.     Summary Prospectus and Statutory Prospectus — Under the fund’s “Investment Objective” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. Treasury bond market.

b.     Statutory Prospectus — Under “Investment Objective” for the fund in the “Fund Details — Investment Objectives and More About Principal Risks” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. Treasury bond market. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.

c.     SAI — Under “Investment Objectives” in the “Investment Objectives, Strategies, Risks and Limitations” section: The fourth paragraph is deleted and replaced in its entirety with the following:

The Schwab Intermediate-Term U.S. Treasury ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. Treasury bond market.

4.	Schwab U.S. Aggregate Bond ETF

a.     Summary Prospectus and Statutory Prospectus — Under the fund’s “Investment Objective” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.

b.     Statutory Prospectus — Under “Investment Objective” for the fund in the “Fund Details — Investment Objectives and More About Principal Risks” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.

c.     SAI — Under “Investment Objectives” in the “Investment Objectives, Strategies, Risks and Limitations” section: The fifth paragraph is deleted and replaced in its entirety with the following:

The Schwab U.S. Aggregate Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG108185-00 (09/19)

00234987

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